Financial and Derivative Instruments - Effect of Netting Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Abstract]
Derivative asset, total		$ 0
Derivative asset, gross amounts not offset	$ 0	0
Derivative asset, net amount		0
Offsetting Liabilities [Abstract]
Derivative liability, net amounts presented	0
Derivative liability, gross amounts not offset		0
Derivative liability, net amount	0
Not Designated
Offsetting Assets [Abstract]
Derivative asset, gross amounts recognized	2,394	2,591
Derivative asset, gross amounts offset	2,242	2,407
Derivative asset, total	152	184
Derivative asset, gross amounts not offset	4	5
Derivative asset, net amount	148	179
Offsetting Liabilities [Abstract]
Derivative liability, gross amount recognized	2,504	2,450
Derivative liability, gross amounts offset	2,242	2,407
Derivative liability, net amounts presented	262	43
Derivative liability, gross amounts not offset	15
Derivative liability, net amount	247	43
Designated
Offsetting Assets [Abstract]
Derivative asset, gross amounts recognized	8	8
Derivative asset, gross amounts offset	1	8
Derivative asset, total	7
Derivative asset, net amount	7
Offsetting Liabilities [Abstract]
Derivative liability, gross amount recognized	1	23
Derivative liability, gross amounts offset	1	8
Derivative liability, net amounts presented		15
Derivative liability, gross amounts not offset	$ 0
Derivative liability, net amount		$ 15